Consolidated Statements of Income (Loss) and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EXPENSES
Accounting and audit	$ 517	$ 442
Amortization	146	121
Filing and transfer agent fees	274	301
General exploration and business development	102	38
General office expenses	647	473
Insurance	1,316	610
Legal	161	371
Management compensation and consulting fees	3,736	3,259
Share-based payment expense	4,256	3,122
Shareholder relations	273	298
Travel	35	58
Total expenses, by nature	11,463	9,093
INTEREST INCOME	174	637
FOREIGN EXCHANGE GAIN	61	171
INCOME FROM EQUITY ACCOUNTED INVESTMENT IN JUANICIPIO	15,686	2,214
INCOME (LOSS) FOR THE YEAR BEFORE INCOME TAX	4,458	(6,071)
DEFERRED INCOME TAX BENEFIT (EXPENSE)	1,567	(1,026)
INCOME (LOSS) FOR THE YEAR	6,025	(7,097)
OTHER COMPREHENSIVE INCOME (LOSS):Items that will not be reclassified subsequently to profit or loss:
UNREALIZED (LOSS) GAIN ON EQUITY SECURITIES	(4,401)	14,493
NET OF DEFERRED TAX BENEFIT (EXPENSE)	597	(1,713)
Other comprehensive income, net of tax, available-for-sale financial assets	(3,804)	12,780
TOTAL COMPREHENSIVE INCOME	$ 2,221	$ 5,683
BASIC AND DILUTED INCOME (LOSS) PER SHARE (in dollars per share)	$ 0.06	$ (0.08)
Basic weighted average number of shares outstanding (in shares)	95,181,258	91,108,622
DILUTED (in shares)	95,459,515	91,108,622